Report Of The Directors Financial Review Risk Report - Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’ (Details) - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,865,200	$ 2,855,948
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	924,854	1,045,814
Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	104,882	83,136
Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	168,747	97,302
Gross carrying amount | Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	2,693,327	2,676,167
Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	936,307	1,057,231
Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | – personal
Disclosure of credit risk exposure [line items]
Financial assets	415,012	478,337
Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	454,356	513,539
Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	66,939	65,355
Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	80,964	2,424
Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	49,633	2,424
Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	29,614	0
Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	1,717	0
Gross carrying amount | Financial assets at amortised cost | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	104,951	83,153
Gross carrying amount | Financial assets at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	257	0
Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	1,041,258	1,140,384
Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	81,221	2,424
Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	1,122,479	1,142,808
Allowance for ECL | Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(12,513)	(12,068)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	(11,453)	(11,417)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(2,872)	(3,103)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(8,324)	(8,204)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	(257)	(110)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(388)	(39)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(210)	(39)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(173)	0
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	(5)	0
Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	(69)	(17)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(4)	0
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	(11,522)	(11,434)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(392)	(39)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(11,914)	(11,473)
Banking business in Canada | Gross carrying amount | Financial assets at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	55,500
Banking business in Canada | Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	55,431	0
Banking business in Canada | Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	26,637	0
Banking business in Canada | Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	27,128	0
Banking business in Canada | Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	1,666	0
Banking business in Canada | Gross carrying amount | Financial assets at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	100	0
Banking business in Canada | Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	55,531	0
Banking business in Canada | Allowance for ECL | Financial assets at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(200)
Banking business in Canada | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(234)	0
Banking business in Canada | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(75)	0
Banking business in Canada | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(154)	0
Banking business in Canada | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	(5)	0
Banking business in Canada | Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Banking business in Canada | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(234)	0
Retail banking operations in France | Gross carrying amount | Financial assets at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	25,100
Retail banking operations in France | Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	25,121	0
Retail banking operations in France | Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	22,691	0
Retail banking operations in France | Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	2,379	0
Retail banking operations in France | Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	51	0
Retail banking operations in France | Gross carrying amount | Financial assets at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail banking operations in France | Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	25,121	0
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(100)
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(92)	0
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(88)	0
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(4)	0
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(92)	0
Other | Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	412	2,424
Other | Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	305	2,424
Other | Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	107	0
Other | Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Other | Gross carrying amount | Financial assets at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	157	0
Other | Gross carrying amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	569	2,424
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(62)	(39)
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(47)	(39)
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(15)	0
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(4)	0
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	$ (66)	$ (39)